Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Discontinued Operations [Abstract]
Net sales and operating revenues from discontinued operations	$ 2.4	$ 104.7	$ 72.2	$ 199.6
Income (loss) before income taxes from discontinued operations	$ 0.4	$ (7.1)	$ (7.9)	$ (12.4)